Consolidated Statements of Comprehensive Loss - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net Loss Applicable to Common Shareholders	$ (1,263,464)	$ (1,316,234)	$ (4,908,736)	$ (6,213,135)
Other Comprehensive Income (Loss), Net of Tax:
Unrealized Loss on Foreign Currency Translation	0	0	(2,360)	(2,758)
Other Comprehensive Loss, Net of Tax:	0	0	(2,360)	(2,758)
Comprehensive Loss	$ (1,263,464)	$ (1,316,234)	$ (4,911,096)	$ (6,215,893)